STOCK COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
STOCK COMPENSATION [Abstract]
Restricted Common Stock Activity
Activity with respect to restricted common stock is summarized as follows:

	For the years ended December 31,
	2015	2014	2013

Nonvested shares outstanding at January 1	19,375	329,375	329,375
Granted	-	-	-
Vested	(19,375)	(310,000)	-
Forfeited	-	-	-
Nonvested shares outstanding at December 31	-	19,375	329,375

Valuation Assumptions
The weighted average assumptions for stock options granted during the years ended December 31, were as follows:

	For the years ended December 31,
	2015		2014	2013
Dividend yield	N/	A	—%	—%
Risk-free interest rate	N/	A	1.65%	0.75%
Expected term (in years)	N/	A	6.00	5.90
Expected volatility	N/	A	69%	80%

Stock Options Activity
Activity and related information with respect to the Company’s stock options is summarized as follows:

	For the years ended December 31,
	2015		2014		2013
	Shares	Exercise price	Shares	Exercise price	Shares	Exercise price

Under option at January 1	2,472,558	$2.75	1,382,767	$4.58	458,542	$8.71
Options granted	-	-	1,709,791	2.77	924,225	2.54
Options exercised	-	-	(310,000)	2.83	-	-
Options forfeited or expired	-	-	(310,000)	11.00	-	-
Under option at December 31	2,472,558	$2.75	2,472,558	$2.75	1,382,767	$4.58
Options exercisable at December 31	1,134,413	$2.85	323,144	$3.44	458,542	$8.71